AB Municipal Income Fund II

AB Massachusetts Portfolio

Massachusetts Portfolio

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.2%
Long-Term Municipal Bonds – 93.3%
Massachusetts – 77.1%
Commonwealth of Massachusetts Series 2015A 5.00%, 07/01/2035	$10,000	$11,728,500
Series 2018A 5.00%, 01/01/2042	5,000	6,116,300
Commonwealth of Massachusetts Transportation Fund Revenue 5.00%, 06/01/2049	2,500	3,069,300
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,138,090
Massachusetts Development Finance Agency Series 2011A 5.00%, 06/01/2028 (Pre-refunded/ETM)	1,650	1,669,024
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019A 5.00%, 06/01/2039	1,400	1,681,288
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 07/01/2044	7,000	7,652,190
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/2030-10/01/2031	3,970	4,066,693
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) 5.00%, 07/01/2026	1,000	1,214,320
Series 2018J 5.00%, 07/01/2053	5,000	5,846,650
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	3,755	4,215,213
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2035-10/01/2039	4,915	5,994,480
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014P 5.00%, 10/01/2034	1,055	1,197,161
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2034-01/01/2036	2,435	2,828,025
5.25%, 01/01/2042	1,000	1,158,110
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2031-10/01/2034	4,100	4,753,216

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/2038	$5,000	$5,410,200
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2037	1,150	1,084,508
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,338,158
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 07/01/2032	1,000	1,063,680
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 07/01/2027-07/01/2032	3,980	4,188,885
5.25%, 07/01/2042	1,330	1,402,685
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(a)	2,000	2,187,760
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2036-07/15/2040	6,100	8,691,118
Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	3,980	4,795,822
Series 2020M 4.00%, 10/01/2050	2,500	2,758,150
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016I 4.00%, 07/01/2036	2,000	2,146,820
5.00%, 07/01/2041	2,500	2,835,625
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021G 5.00%, 07/01/2050	1,500	1,861,995
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,480,950
Series 2020A 4.00%, 07/01/2045	1,400	1,542,814
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017T 5.00%, 07/01/2037	1,000	1,211,530
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,728,945

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2038-07/01/2044	$4,000	$4,762,580
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,575,850
Massachusetts Port Authority Series 2012B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,522,349
Series 2019A 5.00%, 07/01/2032	4,685	5,914,344
Series 2019C 5.00%, 07/01/2049	1,000	1,206,710
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032 (Pre-refunded/ETM)	3,720	3,832,121
Series 2013A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,761,275
Series 2015B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,412,973
Massachusetts Water Resources Authority Series 2011B 5.00%, 08/01/2029 (Pre-refunded/ETM)	2,000	2,040,280
Series 2016C 5.00%, 08/01/2033	5,500	6,661,710
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 07/01/2027	6,000	6,083,280
University of Massachusetts Building Authority Series 20141 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,335,080
University of Massachusetts Building Authority (University of Massachusetts) Series 20173 5.00%, 11/01/2034	2,500	3,099,300
Series 2020 3.013%, 11/01/2043	2,000	2,045,500

		161,311,557

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	415	471,527

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	395	485,404

Arizona – 2.5%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	4,065	4,243,128

	Principal Amount (000)	U.S. $ Value
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	$660	$910,622

		5,153,750

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	875	905,056

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,061,310

Connecticut – 0.6%
State of Connecticut Series 2015F 5.00%, 11/15/2032	1,000	1,181,150

Florida – 1.7%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,442,590

Guam – 1.9%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,753,125
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	1,770	2,028,299
Territory of Guam 5.00%, 11/15/2031	250	271,900

		4,053,324

Illinois – 1.0%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	650	771,706
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 05/15/2037	1,050	1,102,626
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 01/01/2024	244	232,628

		2,106,960

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	270	247,833

	Principal Amount (000)	U.S. $ Value

Michigan – 0.8%
City of Detroit MI 5.00%, 04/01/2036	$90	$104,412
Michigan Public Power Agency Series 2012A
5.00%, 01/01/2032	1,605	1,659,714

		1,764,126

New Jersey – 0.7%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,372,726

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	548,424
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,172,840

		1,721,264

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	618,000

Pennsylvania – 1.2%
City of Philadelphia PA AGM Series 2017A 5.00%, 08/01/2033	1,000	1,221,870
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,331,053

		2,552,923

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	240	292,426
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	160	200,616
AGC Series 2007C 5.50%, 07/01/2031	110	136,478
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	540	665,868
NATL Series 2005L 5.25%, 07/01/2035	105	118,237
NATL Series 2007N 5.25%, 07/01/2032	100	112,080
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800

	Principal Amount (000)	U.S. $ Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	$238	$196,612
Series 2019A 4.329%, 07/01/2040	180	193,167
4.55%, 07/01/2040	22	23,926
5.00%, 07/01/2058	815	900,608

		3,500,818

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	310	314,780

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	540	575,089
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,147,360

		1,722,449

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/2025	1,000	1,163,270

Total Long-Term Municipal Bonds (cost $183,828,922)		195,150,817

Short-Term Municipal Notes – 1.9%
Massachusetts – 1.9%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) 0.03%, 07/01/2040(b)	2,040	2,040,000
Massachusetts Health & Educational Facilities Authority (Partners Healthcare System, Inc.) 0.03%, 07/01/2040(b)	1,000	1,000,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2010A 0.02%, 01/01/2037(b)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $4,040,000)		4,040,000

Total Municipal Obligations (cost $187,868,922)		199,190,817

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $7,590,094)	7,590,094	$7,590,094

Total Investments – 98.8% (cost $195,459,016)(f)		206,780,911
Other assets less liabilities – 1.2%		2,498,001

Net Assets – 100.0%		$209,278,912

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	$409,480	$—	$409,480
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	466,199	—	466,199
USD	870	01/15/2030	1.572%	CPI#	Maturity	54,240	—	54,240
USD	870	01/15/2030	1.587%	CPI#	Maturity	52,894	—	52,894
USD	690	02/15/2051	CPI#	2.290%	Maturity	17,870	—	17,870

						$1,000,683	$—	$1,000,683

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,695	02/06/2025	1.419%	3 Month LIBOR	Semi-Annual/ Quarterly	$(52,644)	$(51,860)	$(784)
USD	1,695	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	52,644	—	52,644
USD	10,900	04/03/2034	3 Month LIBOR	3.276%	Quarterly/ Semi-Annual	2,190,619	—	2,190,619
USD	500	04/03/2034	3.276%	3 Month LIBOR	Semi-Annual/ Quarterly	(94,024)	(92,661)	(1,363)
USD	18,615	04/01/2039	3.022%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,671,226)	—	(3,671,226)
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	673,762	—	673,762

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	$513,431	$(116)	$513,547
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	439,731	—	439,731
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	96,785	—	96,785
USD	22,500	04/01/2044	3 Month LIBOR	3.081%	Quarterly/ Semi-Annual	5,396,560	—	5,396,560
USD	4,885	04/23/2049	2.801%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,012,781)	—	(1,012,781)
USD	350	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,328)	—	(3,328)

						$4,529,529	$(144,637)	$4,674,166

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	3,025	10/09/2029	1.120%	SIFMA*	Quarterly	$(29,356)	$—	$(29,356)
Citibank, N.A.	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	(30,765)	—	(30,765)

							$(60,121)	$—	$(60,121)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $4,282,393 or 2.0% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,209,122 and gross unrealized depreciation of investments was $(5,272,499), resulting in net unrealized appreciation of $16,936,623.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$195,150,817	$—	$195,150,817
Short-Term Municipal Notes	—	4,040,000	—	4,040,000
Short-Term Investments	7,590,094	—	—	7,590,094

Total Investments in Securities	7,590,094	199,190,817	—	206,780,911
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,000,683	—	1,000,683
Centrally Cleared Interest Rate Swaps	—	9,363,532	—	9,363,532
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(4,834,003)	—	(4,834,003)
Interest Rate Swaps	—	(60,121)	—	(60,121)

Total	$7,590,094	$204,660,908	$—	$212,251,002

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,789	$31,367	$32,566	$7,590	$5